Convertible Bonds (Tables)	12 Months Ended
Sep. 30, 2024
Convertible Bonds [Abstract]
Schedule of the Amortized Cost of the Convertible Notes	The amortized cost of the convertible notes as of September 30, 2024 consisted of the following:
As of September 30,
2024
Convertible Notes- Issued in September, 2024	$999,957
Less debt discount and debt issuance cost	35,092
Total	$964,865